Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 10,951	$ 1,620
Investments [Current]	1,464	54
Receivables, net	5,521	4,652
Programming rights	909	987
Other current assets	1,146	1,260
Total current assets	19,991	8,573
Film and television costs	5,054	5,227
Investments	6,325	9,854
Property and equipment, net	27,232	27,559
Franchise rights	59,364	59,376
Goodwill	26,985	26,874
Other intangible assets, net	17,840	18,165
Other noncurrent assets, net	2,180	2,190
Total assets	164,971	157,818
Current Liabilities:
Accounts payable and accrued expenses related to trade creditors	6,206	5,705
Accrued participations and residuals	1,350	1,255
Deferred revenue	851	790
Accrued expenses and other current liabilities	5,931	4,124
Current portion of long-term debt	2,376	1,367
Total current liabilities	16,714	13,241
Long-term debt, less current portion	38,082	37,942
Deferred income taxes	30,110	29,932
Other noncurrent liabilities	13,271	13,034
Commitments and contingencies (Note 18)
Redeemable noncontrolling interests	16,998	16,014
Equity:
Preferred stock - authorized, 20,000,000 shares; issued, zero	0	0
Common stock	31	32
Additional paid-in capital	40,547	40,940
Retained earnings	16,280	13,971
Treasury stock, 365,460,750 Class A common shares and 70,934,764 Class A Special common shares	(7,517)	(7,517)
Accumulated other comprehensive income (loss)	15	(152)
Total Comcast Corporation shareholders' equity	49,356	47,274
Noncontrolling interests	440	381
Total equity	49,796	47,655
Total liabilities and equity	164,971	157,818
Class A Common Stock [Member]
Equity:
Common stock	25	25
Class B Common Stock [Member]
Equity:
Common stock	0	0
ClassA Special Common Stock [Member]
Equity:
Common stock	$ 6	$ 7